SHARE CAPITAL - Disclosure of dividend declared (Details)	12 Months Ended
Dec. 31, 2024 $ / shares
February 21, 2024 [Member]
Disclosure of classes of share capital [line items]
Declaration Date	Feb. 21, 2024
Record Date	Mar. 14, 2024
Dividend per Common Share	$ 0.0048
May 7, 2024 [Member]
Disclosure of classes of share capital [line items]
Declaration Date	May 07, 2024
Record Date	May 17, 2024
Dividend per Common Share	$ 0.0037
July 31, 2024 [Member]
Disclosure of classes of share capital [line items]
Declaration Date	Jul. 31, 2024
Record Date	Aug. 16, 2024
Dividend per Common Share	$ 0.0046
November 6, 2024 [Member]
Disclosure of classes of share capital [line items]
Declaration Date	Nov. 06, 2024
Record Date	Nov. 15, 2024
Dividend per Common Share	$ 0.0048
February 19, 2025 [Member]
Disclosure of classes of share capital [line items]
Declaration Date	Feb. 19, 2025
Record Date	Feb. 28, 2025
Dividend per Common Share	$ 0.0057